ACCESSOR FUNDS, INC.
                         1420 FIFTH AVENUE, SUITE 3600
                               SEATTLE, WA 98101

May 15, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Accessor Funds, Inc.
     Definitive Prospectuses and Statement of Additional Information SEC File No. 33-41245 and 811-6337

Ladies and Gentlemen:

On behalf of Accessor Funds, Inc. (the "Fund"), this is to certify that pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Prospectuses and Statement of Additional Information with respect to the Fund do not differ from that contained in the most recent post-effective amendment, which was filed electronically on April 28, 2000.

Please contact the undersigned with any questions you may have concerning this filing at 1-800-759-3504.

Very truly yours,

ACCESSOR FUNDS, INC.


/s/Christine J. Stansbery
Christine J. Stansbery
Secretary